Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 7.0%
ACHV ABS TRUST, 6.6000%, 8/19/30 (144A) $ 950,870 $ 951,235
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 6,000,000 6,033,401
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 1,304,802 1,310,814
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 3,830,066 3,857,618
American Credit Acceptance Receivables Trust, 6.0000%, 3/12/27 (144A) 4,913,129 4,919,950
Arm Master Trust LLC, 6.5620%, 2/17/25 (144A) 455,000 454,795
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 1,032,658 1,005,118
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 4,883,840 4,930,602
CIM Trust, 2.5690%, 7/25/55 (144A)
Ç
1,834,076 1,811,949
Exeter Automobile Receivables Trust, 5.6100%, 6/16/25 642,140 642,103
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 2,417,118 2,418,626
Exeter Automobile Receivables Trust, 5.5800%, 4/15/26 5,910,000 5,908,900
Exeter Automobile Receivables Trust, 5.5300%, 10/15/26 10,166,000 10,166,729
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 15,825,386 15,526,425
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 3,250,532 3,318,104
Freed ABS Trust, 2.8300%, 3/20/28 (144A) 674,676 672,277
FREED ABS Trust, 1.6000%, 11/20/28 (144A) 480,083 478,955
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 1,476,000 1,427,305
FREED ABS Trust, 4.8500%, 5/18/29 (144A) 6,850,000 6,793,372
JPMorgan Chase Bank NA, 0.8890%, 12/26/28 (144A) 220,779 215,583
LAD Auto Receivables Trust, 5.9300%, 6/15/27 (144A) 3,615,034 3,620,191
Lendbuzz Securitization Trust, 6.0300%, 10/15/24 (144A) 3,368,755 3,369,539
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 1,017,125 999,176
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 2,769,842 2,796,168
Lendingpoint Asset Securitization Trust, 2.7500%, 12/15/28 (144A) 4,531,848 4,436,289
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 2,907,069 2,907,618
LL ABS Trust, 6.6300%, 5/15/30 (144A) 952,084 952,440
M&T Equipment Notes, 5.7420%, 8/15/24 (144A) 1,638,191 1,638,190
M&T Equipment Notes, 6.0900%, 7/15/30 (144A) 4,000,000 4,010,958
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 2,237,375 2,220,827
Marlette Funding Trust, 5.1800%, 11/15/32 (144A) 2,314,875 2,309,414
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 2,507,439 2,507,207
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,577,764
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,142,201 1,091,004
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 2,447,013 2,279,426
Pagaya AI Debt Selection Trust, 2.1300%, 11/15/27 (144A) 2,636,657 2,631,715
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 2,682,737 2,644,203
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 1,607,585 1,614,773
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 2,318,247 2,329,554
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
9,341,932 9,635,453
Saluda Grade Alternative Mortgage Trust, 7.7120%, 8/25/53 (144A) 4,670,966 4,819,550
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
9,827,671 10,032,383
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 3,734,995 3,705,368
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 4,459,254 4,430,927
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 1,401,577 1,409,282
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 3,500,000 3,503,068
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 8,122,000 8,158,936
Santander Bank NA, 1.8330%, 12/15/31 (144A) 3,991,955 3,894,242
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 3,127,311 3,132,470
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 4,925,673 4,812,824
Santander Drive Auto Receivables Trust, 1.2600%, 2/16/27 6,264,980 6,156,826
Santander Drive Auto Receivables Trust, 3.4400%, 9/15/27 2,500,000 2,458,759
Santander Drive Auto Receivables Trust, 5.2500%, 4/17/28 8,500,000 8,513,462
Santander Drive Auto Receivables Trust, 5.2300%, 12/15/28 15,750,000 15,813,134

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
SoFi Consumer Loan Program Trust, 6.2100%, 4/15/31 (144A) $ 1,198,682 $ 1,198,757
Towd Point Mortgage Trust, 7.2940%, 10/25/63 (144A)
‡
4,209,226 4,303,748
Towd Point Mortgage Trust, 7.6000%, 10/25/63 (144A)
‡
1,109,122 1,136,800
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,900,000 1,902,375
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 3,500,000 3,502,754
Upstart Securitization Trust, 1.3100%, 11/20/31 (144A) 401,873 399,495
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 1,779,000 1,739,036
US Auto Funding, 2.2000%, 5/15/26 (144A) 6,211,569 6,072,553
US Bank NA, 6.7890%, 8/25/32 (144A) 12,928,259 12,969,767
Westlake Automobile Receivables Trust, 5.6440%, 8/15/24 (144A) 1,810,609 1,810,503
Westlake Automobile Receivables Trust, 5.8900%, 2/16/27 (144A) 9,000,000 9,029,991
Total Asset-Backed Securities (cost $258,264,901) 259,322,780
Mortgage-Backed Securities - 165.7%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,545,630 2,544,454
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
6.1775% , 10/15/36 (144A)
‡
1,957,252 1,929,631
BX Trust
CME Term SOFR 1 Month + 1.3058%, 6.6387%, 10/15/26 (144A)
‡
3,875,861 3,804,252
CME Term SOFR 1 Month + 0.7035%, 6.0365%, 9/15/34 (144A)
‡
5,535,848 5,441,358
CME Term SOFR 1 Month + 1.0440%, 6.3770%, 8/15/36 (144A)
‡
6,943,255 6,840,495
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.5446%, 2/25/50 (144A)
‡
3,437,232 3,366,835
SOFR30A + 1.3500%, 6.6946%, 2/25/50 (144A)
‡
2,019,374 1,956,192
SOFR30A + 1.5500%, 6.8946%, 2/25/50 (144A)
‡
2,241,648 2,105,086
Connecticut Avenue Securities Trust
SOFR30A + 2.5145%, 7.8591%, 4/25/31 (144A)
‡
15,675 15,675
SOFR30A + 2.5645%, 7.9091%, 7/25/31 (144A)
‡
30,064 30,186
SOFR30A + 2.1145%, 7.4591%, 1/25/40 (144A)
‡
5,978,992 6,046,746
SOFR30A + 2.1645%, 7.5091%, 1/25/40 (144A)
‡
1,087,582 1,103,795
SOFR30A + 1.5500%, 6.8946%, 10/25/41 (144A)
‡
4,507,308 4,532,641
SOFR30A + 3.1000%, 8.4446%, 10/25/41 (144A)
‡
6,100,000 6,249,775
SOFR30A + 0.8500%, 6.1946%, 12/25/41 (144A)
‡
2,370,262 2,362,904
SOFR30A + 1.0000%, 6.3446%, 12/25/41 (144A)
‡
2,114,711 2,115,370
SOFR30A + 1.6500%, 6.9946%, 12/25/41 (144A)
‡
2,885,000 2,891,694
SOFR30A + 1.2000%, 6.5446%, 1/25/42 (144A)
‡
6,351,730 6,350,554
SOFR30A + 3.0000%, 8.3446%, 1/25/42 (144A)
‡
12,409,226 12,741,006
SOFR30A + 2.0000%, 7.3446%, 3/25/42 (144A)
‡
1,094,900 1,107,403
SOFR30A + 2.1000%, 7.4446%, 3/25/42 (144A)
‡
4,310,998 4,369,942
SOFR30A + 2.5000%, 7.8446%, 4/25/43 (144A)
‡
2,416,323 2,467,656
SOFR30A + 2.7000%, 8.0446%, 7/25/43 (144A)
‡
4,104,000 4,258,338
SOFR30A + 1.5000%, 6.8446%, 10/25/43 (144A)
‡
4,175,033 4,190,835
SOFR30A + 2.5000%, 7.8446%, 10/25/43 (144A)
‡
20,760,000 21,434,820
SOFR30A + 3.5500%, 8.8946%, 10/25/43 (144A)
‡
10,982,476 11,403,102
SOFR30A + 1.0500%, 6.3946%, 1/25/44 (144A)
‡
4,186,000 4,190,310
SOFR30A + 1.8000%, 7.1446%, 1/25/44 (144A)
‡
3,140,000 3,153,946
SOFR30A + 2.7000%, 8.0446%, 1/25/44 (144A)
‡
5,430,345 5,459,107
SOFR30A + 4.0000%, 9.3446%, 1/25/44 (144A)
‡
1,640,000 1,660,029
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.6975% , 7/15/38 (144A)
‡
2,748,211 2,719,056
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 3,309,825 3,161,493
4.0000%, 9/1/48 1,825,264 1,743,581
FHLMC Gold Pools, Other
3.0000%, 3/1/43 3,043 2,747

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC Gold Pools, Other - (continued)
3.0000%, 11/1/43 $ 975,022 $ 881,761
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 7.5946%, 8/25/33 (144A)
‡
11,743,539 11,957,381
SOFR30A + 2.3000%, 7.6446%, 8/25/33 (144A)
‡
17,154,705 17,475,569
SOFR30A + 0.7500%, 6.0946%, 10/25/33 (144A)
‡
841,341 841,341
SOFR30A + 2.1000%, 7.4446%, 10/25/33 (144A)
‡
4,640,000 4,689,787
SOFR30A + 1.6500%, 6.9946%, 1/25/34 (144A)
‡
1,955,159 1,963,286
SOFR30A + 2.1000%, 7.4446%, 9/25/41 (144A)
‡
26,457,865 26,492,946
SOFR30A + 0.8000%, 6.1446%, 10/25/41 (144A)
‡
4,282,382 4,283,587
SOFR30A + 0.8500%, 6.1946%, 11/25/41 (144A)
‡
12,061,119 12,041,954
SOFR30A + 1.8000%, 7.1446%, 11/25/41 (144A)
‡
14,000,000 13,998,596
SOFR30A + 2.3500%, 7.6946%, 12/25/41 (144A)
‡
10,089,878 10,121,677
SOFR30A + 3.7500%, 9.0946%, 12/25/41 (144A)
‡
16,776,000 17,313,852
SOFR30A + 1.3000%, 6.6446%, 2/25/42 (144A)
‡
1,560,276 1,565,381
SOFR30A + 2.1000%, 7.4446%, 3/25/42 (144A)
‡
7,345,631 7,411,706
SOFR30A + 2.6500%, 7.9946%, 7/25/42 (144A)
‡
276,972 284,528
SOFR30A + 2.1500%, 7.4946%, 9/25/42 (144A)
‡
1,701,244 1,721,139
SOFR30A + 5.2145%, 10.5591%, 6/25/50 (144A)
‡
1,513,432 1,668,544
SOFR30A + 2.0000%, 7.3446%, 12/25/50 (144A)
‡
2,857,462 2,899,524
SOFR30A + 1.8000%, 7.1446%, 1/25/51 (144A)
‡
10,093,958 10,180,015
FHLMC STACR Trust , SOFR30A + 2.0645% , 7.4091% , 10/25/49 (144A)
‡
49,948 49,986
FHLMC UMBS
3.0000%, 5/1/31 81,639 78,244
2.5000%, 12/1/31 10,731 10,088
3.0000%, 9/1/32 82,014 78,002
3.0000%, 1/1/33 44,099 41,896
2.5000%, 12/1/33 360,089 339,084
2.5000%, 11/1/34 716,517 668,005
3.0000%, 12/1/46 14,990 13,423
4.0000%, 3/1/47 145,405 140,195
4.0000%, 11/1/47 365,375 352,631
3.0000%, 12/1/47 20,681 18,519
4.5000%, 8/1/48 117,108 114,906
4.0000%, 9/1/48 1,085,989 1,036,061
5.0000%, 9/1/48 81,111 81,283
4.0000%, 11/1/48 193,425 184,537
4.0000%, 12/1/48 2,432,247 2,320,424
4.5000%, 12/1/48 26,825 26,629
4.5000%, 12/1/48 288,856 284,367
4.5000%, 12/1/48 4,251,679 4,171,737
4.0000%, 5/1/49 436,958 417,137
4.0000%, 6/1/49 1,424,428 1,358,687
4.5000%, 6/1/49 167,461 164,024
4.0000%, 7/1/49 1,499,092 1,429,905
4.0000%, 7/1/49 5,692,208 5,429,566
4.5000%, 7/1/49 1,384,802 1,356,377
4.5000%, 7/1/49 213,108 208,744
3.0000%, 8/1/49 2,111,867 1,884,705
3.0000%, 8/1/49 101,686 89,326
3.5000%, 8/1/49 286,876 264,227
4.5000%, 8/1/49 1,253,066 1,227,345
4.5000%, 12/1/49 344,800 337,794
4.5000%, 1/1/50 235,647 230,832

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
4.5000%, 1/1/50 $ 848,891 $ 831,466
4.5000%, 2/1/50 722,844 708,072
3.5000%, 3/1/50 404,335 369,659
4.0000%, 3/1/50 2,279,261 2,174,517
4.0000%, 6/1/50 3,821,088 3,667,464
4.0000%, 8/1/50 2,026,124 1,932,614
4.5000%, 9/1/50 13,609,663 13,353,767
4.0000%, 10/1/50 632,471 603,281
4.5000%, 10/1/50 8,208,575 8,040,826
4.5000%, 2/1/51 12,741,619 12,378,418
4.5000%, 9/1/51 6,836,156 6,641,291
3.0000%, 2/1/52 888,661 789,431
3.0000%, 3/1/52 1,660,140 1,474,636
4.5000%, 3/1/52 111,766 107,989
3.5000%, 4/1/52 786,132 727,841
3.5000%, 4/1/52 795,825 736,933
3.5000%, 4/1/52 2,650,888 2,453,522
3.5000%, 4/1/52 2,209,224 2,048,364
3.5000%, 4/1/52 2,670,477 2,471,652
3.0000%, 6/1/52 3,131,945 2,755,586
5.5000%, 7/1/52 4,052,664 4,111,216
5.0000%, 8/1/52 40,012,333 40,124,175
5.0000%, 8/1/52 7,614,207 7,605,966
5.5000%, 8/1/52 3,335,182 3,383,368
5.5000%, 9/1/52 3,095,938 3,140,389
5.5000%, 11/1/52 1,427,434 1,446,769
5.5000%, 1/1/53 4,573,839 4,642,263
5.5000%, 1/1/53 3,675,823 3,730,813
6.0000%, 1/1/53 35,179,575 35,683,622
5.0000%, 3/1/53 26,999,685 26,709,967
5.0000%, 3/1/53 2,935,884 2,899,846
5.0000%, 3/1/53 5,439,567 5,372,797
5.0000%, 3/1/53 5,929,664 5,856,877
5.0000%, 3/1/53 6,296,963 6,219,668
5.0000%, 3/1/53 544,832 538,144
5.5000%, 3/1/53 4,933,774 4,998,989
5.5000%, 3/1/53 2,635,111 2,674,609
5.5000%, 3/1/53 1,803,975 1,808,888
5.5000%, 3/1/53 2,634,280 2,641,454
6.0000%, 3/1/53 7,772,724 7,998,712
5.0000%, 4/1/53 1,068,995 1,067,734
5.0000%, 4/1/53 1,328,287 1,312,902
5.0000%, 4/1/53 3,035,011 2,997,757
5.0000%, 4/1/53 1,788,381 1,766,429
5.5000%, 4/1/53 1,844,315 1,849,338
5.5000%, 4/1/53 2,242,266 2,248,373
5.5000%, 4/1/53 1,781,902 1,786,755
5.5000%, 4/1/53 3,144,959 3,153,525
5.5000%, 4/1/53 3,153,672 3,162,261
5.5000%, 4/1/53 2,956,033 2,964,385
5.0000%, 5/1/53 2,414,728 2,384,361
5.0000%, 5/1/53 2,061,895 2,036,585
5.0000%, 5/1/53 6,188,860 6,112,892

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 5/1/53 $ 4,304,235 $ 4,253,494
5.0000%, 5/1/53 2,828,266 2,792,699
5.0000%, 5/1/53 2,442,736 2,413,940
5.0000%, 5/1/53 3,903,839 3,855,919
5.0000%, 5/1/53 2,449,683 2,419,614
5.0000%, 5/1/53 2,960,877 2,923,642
5.0000%, 5/1/53 5,517,636 5,449,908
5.5000%, 5/1/53 3,285,162 3,316,042
5.5000%, 5/1/53 3,852,060 3,892,824
5.5000%, 5/1/53 1,431,848 1,435,747
5.5000%, 5/1/53 1,811,570 1,816,504
5.5000%, 5/1/53 1,261,305 1,264,628
5.5000%, 5/1/53 2,291,723 2,297,964
5.5000%, 5/1/53 3,540,180 3,549,507
5.5000%, 5/1/53 1,327,005 1,330,619
6.0000%, 5/1/53 1,679,964 1,703,964
6.0000%, 5/1/53 2,010,804 2,039,531
6.0000%, 5/1/53 1,143,549 1,159,886
6.5000%, 5/1/53 3,978,325 4,090,633
6.5000%, 5/1/53 2,308,879 2,371,829
6.5000%, 5/1/53 1,628,784 1,668,887
5.0000%, 6/1/53 2,640,791 2,608,375
5.0000%, 6/1/53 1,759,341 1,738,601
5.0000%, 6/1/53 4,037,526 3,987,966
5.0000%, 6/1/53 2,091,965 2,071,420
5.0000%, 6/1/53 7,481,392 7,389,558
5.0000%, 6/1/53 1,337,601 1,324,465
5.0000%, 6/1/53 6,434,145 6,355,166
5.0000%, 6/1/53 7,565,242 7,476,058
5.0000%, 6/1/53 1,200,669 1,187,178
5.5000%, 6/1/53 12,902,833 13,096,234
5.5000%, 6/1/53 7,227,498 7,295,434
5.5000%, 6/1/53 1,845,195 1,850,409
5.5000%, 6/1/53 2,010,363 2,015,838
5.5000%, 6/1/53 6,821,996 6,840,575
5.5000%, 6/1/53 3,018,917 3,027,417
5.5000%, 6/1/53 2,764,391 2,772,201
5.5000%, 6/1/53 29,556,754 29,999,781
6.0000%, 6/1/53 2,408,638 2,443,049
6.5000%, 6/1/53 2,246,730 2,310,154
6.5000%, 6/1/53 1,576,296 1,620,795
6.5000%, 6/1/53 1,076,714 1,103,224
5.0000%, 7/1/53 18,116,242 18,220,834
5.0000%, 7/1/53 5,509,278 5,540,114
5.5000%, 7/1/53 1,125,214 1,142,080
5.5000%, 7/1/53 1,342,898 1,363,026
6.0000%, 8/1/53 16,945,460 17,423,883
6.5000%, 8/1/53 40,813,217 41,818,093
5.0000%, 9/1/53 50,536,035 49,993,760
5.0000%, 9/1/53 5,341,743 5,361,496
5.5000%, 9/1/53 3,965,198 4,024,633
5.5000%, 9/1/53 4,310,941 4,375,558
5.5000%, 9/1/53 6,854,596 6,902,796

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
6.0000%, 9/1/53 $ 1,534,321 $ 1,578,930
6.0000%, 9/1/53 11,853,279 12,059,746
6.0000%, 9/1/53 17,346,051 17,835,784
6.0000%, 9/1/53 7,945,122 8,176,122
6.0000%, 9/1/53 72,771,065 73,810,690
6.0000%, 9/1/53 25,088,094 25,817,517
6.0000%, 9/1/53 9,745,815 10,000,094
6.0000%, 9/1/53 5,815,626 5,916,926
5.0000%, 10/1/53 48,589,468 48,832,964
5.0000%, 10/1/53 52,040,589 51,458,269
5.5000%, 10/1/53 1,805,379 1,818,074
6.0000%, 10/1/53 29,820,353 30,687,365
6.0000%, 10/1/53 12,942,200 13,167,634
6.0000%, 10/1/53 5,315,279 5,469,817
6.0000%, 10/1/53 19,339,126 19,745,628
6.0000%, 11/1/53 10,917,200 11,146,676
6.0000%, 11/1/53 6,294,974 6,427,293
6.0000%, 11/1/53 5,991,772 6,117,718
6.0000%, 11/1/53 13,404,343 13,754,077
6.5000%, 11/1/53 5,465,167 5,619,097
5.5000%, 12/1/53 3,514,940 3,547,979
6.0000%, 12/1/53 7,092,231 7,215,768
6.0000%, 12/1/53 5,193,830 5,284,299
6.5000%, 12/1/53 3,290,388 3,383,064
FHLMC, REMIC
SOFR30A + 0.4645%, 5.8105%, 2/15/32
‡
15,710 15,569
SOFR30A + 0.7645%, 6.1105%, 3/15/32
‡
28,091 28,030
SOFR30A + 0.6145%, 5.9605%, 7/15/32
‡
9,857 9,898
SOFR30A + 0.5145%, 5.8605%, 1/15/33
‡
18,101 17,933
SOFR30A + 0.3645%, 5.7105%, 9/15/35
‡
14,582 14,469
SOFR30A + 0.7045%, 6.0505%, 10/15/37
‡
57,247 56,340
SOFR30A + 0.4145%, 5.7605%, 8/15/40
‡
18,847 18,908
SOFR30A + 0.6145%, 5.9605%, 9/15/40
‡
57,758 57,051
SOFR30A + 0.6645%, 6.0105%, 4/15/41
‡
195,147 193,155
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
163,126,540 20,294,848
2.5000%, 1/25/51
(a)
101,641,813 15,310,032
FNMA
SOFR30A + 0.9000%, 6.2446%, 11/25/41 (144A)
‡
5,878,960 5,879,035
SOFR30A + 3.3000%, 8.6446%, 11/25/41 (144A)
‡
1,150,000 1,184,460
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3446% , 11/25/41
(144A)
‡
18,684,461 18,830,207
FNMA UMBS
2.5000%, 8/1/31 12,411 11,694
2.5000%, 10/1/31 14,281 13,459
2.5000%, 2/1/32 12,776 12,041
3.0000%, 11/1/34 58,091 55,435
3.0000%, 12/1/34 57,172 54,485
2.5000%, 9/1/36 41,148,434 38,108,820
2.5000%, 2/1/37 9,959,324 9,214,422
3.0000%, 1/1/43 191,450 173,388
3.0000%, 5/1/43 1,064,546 962,337
4.0000%, 5/1/45 706,673 679,631

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 7/1/45 $ 589,935 $ 566,872
3.5000%, 1/1/46 42,988 39,956
3.0000%, 3/1/46 1,707,960 1,529,111
4.0000%, 7/1/46 1,196,114 1,146,189
3.0000%, 1/1/47 354,707 317,564
3.0000%, 1/1/47 81,501 72,978
4.0000%, 5/1/47 285,926 276,326
3.5000%, 8/1/47 131,702 123,726
4.0000%, 10/1/47 1,507,312 1,442,833
4.0000%, 11/1/47 6,731,749 6,443,834
3.5000%, 12/1/47 141,864 133,272
3.0000%, 2/1/48 481,758 431,708
5.0000%, 5/1/48 1,516,104 1,520,731
4.5000%, 6/1/48 1,652,523 1,621,452
4.0000%, 7/1/48 1,832,205 1,748,006
4.0000%, 10/1/48 714,680 685,955
4.0000%, 11/1/48 2,147,012 2,048,345
4.0000%, 12/1/48 336,764 321,288
4.0000%, 2/1/49 1,066,271 1,017,270
4.0000%, 2/1/49 1,231,198 1,174,618
3.5000%, 4/1/49 17,995,189 16,657,029
4.0000%, 6/1/49 278,667 265,806
4.5000%, 6/1/49 140,780 137,897
4.5000%, 7/1/49 5,652 5,537
3.0000%, 8/1/49 115,077 101,089
3.0000%, 8/1/49 97,681 85,808
4.5000%, 8/1/49 207,934 203,677
4.5000%, 8/1/49 51,030 49,987
3.0000%, 9/1/49 222,033 198,502
3.5000%, 9/1/49 2,144,224 1,984,775
4.0000%, 9/1/49 4,370,816 4,169,144
4.5000%, 9/1/49 221,862 217,320
4.0000%, 11/1/49 4,583,327 4,372,699
4.0000%, 11/1/49 403,319 387,125
4.5000%, 12/1/49 289,449 283,568
4.5000%, 1/1/50 7,244,225 7,108,015
4.5000%, 1/1/50 278,182 272,497
4.0000%, 3/1/50 3,611,621 3,445,648
4.0000%, 3/1/50 1,402,235 1,337,795
4.0000%, 3/1/50 6,718,052 6,448,039
4.0000%, 4/1/50 1,868,505 1,773,576
3.0000%, 5/1/50 2,498,088 2,239,060
4.0000%, 5/1/50 4,042,105 3,836,338
4.0000%, 6/1/50 3,858,162 3,661,759
4.5000%, 7/1/50 1,068,759 1,038,252
4.0000%, 8/1/50 2,141,388 2,032,596
3.0000%, 9/1/50 4,438,033 3,925,218
4.0000%, 9/1/50 21,203,387 20,124,008
4.0000%, 9/1/50 7,671,492 7,317,433
3.5000%, 10/1/50 14,304,297 13,240,599
4.0000%, 10/1/50 7,339,069 7,044,399
4.5000%, 10/1/50 2,447,469 2,397,452
4.5000%, 10/1/50 4,406,054 4,323,209

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.5000%, 10/1/50 $ 13,933,988 $ 13,649,236
4.5000%, 12/1/50 1,499,828 1,457,075
4.5000%, 12/1/50 13,903,142 13,619,020
4.0000%, 3/1/51 126,130,618 120,309,378
4.0000%, 3/1/51 183,291 174,868
4.0000%, 3/1/51 363,351 346,581
4.0000%, 8/1/51 25,235,282 24,075,589
4.0000%, 10/1/51 135,921,759 129,648,633
4.0000%, 10/1/51 2,605,908 2,485,639
4.0000%, 10/1/51 27,181,648 25,927,147
4.0000%, 10/1/51 12,669,846 12,085,101
4.0000%, 10/1/51 25,068,332 23,911,366
3.0000%, 12/1/51 44,947,135 39,795,307
3.5000%, 1/1/52 2,146,029 1,989,770
3.5000%, 1/1/52 59,188,676 54,787,282
3.5000%, 2/1/52 5,449,303 5,051,679
3.0000%, 4/1/52 4,131,725 3,669,725
3.5000%, 4/1/52 5,041,317 4,667,536
3.5000%, 4/1/52 1,264,299 1,170,740
3.5000%, 4/1/52 3,797,333 3,515,761
3.5000%, 4/1/52 3,521,798 3,259,590
3.5000%, 4/1/52 1,140,049 1,055,515
3.5000%, 4/1/52 1,155,763 1,069,713
4.0000%, 4/1/52 2,637,989 2,506,278
4.5000%, 4/1/52 453,869 438,531
4.5000%, 4/1/52 536,347 518,222
4.5000%, 4/1/52 260,201 251,408
4.5000%, 4/1/52 133,013 128,485
4.5000%, 4/1/52 206,561 199,580
4.5000%, 4/1/52 236,308 228,322
3.5000%, 5/1/52 23,330,136 21,596,748
3.5000%, 5/1/52 3,678,321 3,403,889
4.5000%, 5/1/52 720,180 695,842
3.5000%, 6/1/52 12,270,546 11,366,861
3.5000%, 6/1/52 21,508,704 19,903,987
3.5000%, 7/1/52 3,132,168 2,898,484
3.5000%, 7/1/52 549,695 509,126
4.5000%, 7/1/52 2,319,072 2,242,189
3.5000%, 8/1/52 1,008,290 932,908
5.0000%, 8/1/52 16,978,428 16,960,053
5.5000%, 8/1/52 6,071,326 6,158,497
5.0000%, 9/1/52 16,006,757 15,818,189
5.5000%, 9/1/52 13,614,297 13,693,696
5.5000%, 10/1/52 22,424,608 22,524,901
5.5000%, 11/1/52 6,218,032 6,271,532
5.5000%, 11/1/52 13,695,997 13,888,942
5.5000%, 11/1/52 5,132,313 5,209,091
5.5000%, 11/1/52 1,188,386 1,202,684
5.5000%, 1/1/53 1,442,353 1,463,931
6.5000%, 1/1/53 6,445,598 6,670,190
5.5000%, 2/1/53 3,872,269 3,882,471
5.5000%, 2/1/53 31,965,932 32,444,139
5.0000%, 3/1/53 1,856,376 1,833,589

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.0000%, 3/1/53 $ 3,753,227 $ 3,707,156
5.0000%, 3/1/53 1,752,184 1,730,676
5.0000%, 3/1/53 4,481,252 4,424,897
5.5000%, 3/1/53 5,125,853 5,202,684
5.5000%, 3/1/53 4,817,743 4,881,424
5.5000%, 3/1/53 4,753,668 4,787,095
5.5000%, 3/1/53 1,591,457 1,606,416
5.5000%, 3/1/53 5,164,757 5,178,364
5.5000%, 3/1/53 2,412,268 2,444,153
5.5000%, 3/1/53 8,191,199 8,213,507
5.5000%, 3/1/53 4,121,775 4,176,257
6.5000%, 3/1/53 1,093,884 1,120,817
5.0000%, 4/1/53 2,243,539 2,216,000
5.0000%, 4/1/53 507,067 500,842
5.0000%, 4/1/53 594,614 587,315
5.0000%, 4/1/53 30,734,001 30,390,369
5.0000%, 4/1/53 2,536,499 2,505,364
5.5000%, 4/1/53 3,563,836 3,573,542
5.5000%, 4/1/53 2,771,022 2,778,569
5.5000%, 4/1/53 759,900 767,043
6.0000%, 4/1/53 2,023,688 2,052,598
6.0000%, 4/1/53 1,748,093 1,773,067
6.0000%, 4/1/53 2,449,264 2,484,255
5.0000%, 5/1/53 2,816,023 2,780,610
5.0000%, 5/1/53 7,522,234 7,429,899
5.0000%, 5/1/53 2,479,403 2,448,968
5.0000%, 5/1/53 1,902,787 1,879,430
5.0000%, 5/1/53 1,547,022 1,527,567
5.5000%, 5/1/53 734,475 741,379
5.5000%, 5/1/53 4,225,168 4,236,675
5.5000%, 5/1/53 1,408,231 1,421,468
5.5000%, 5/1/53 2,155,881 2,161,561
5.5000%, 5/1/53 2,068,518 2,074,151
6.0000%, 5/1/53 4,354,142 4,413,924
6.0000%, 5/1/53 5,395,910 5,472,997
6.0000%, 5/1/53 12,809,810 13,033,308
6.5000%, 5/1/53 2,012,503 2,059,682
6.5000%, 5/1/53 8,210,347 8,442,124
6.5000%, 5/1/53 3,399,390 3,483,088
6.5000%, 5/1/53 2,522,677 2,591,456
5.0000%, 6/1/53 28,942,678 28,610,519
5.0000%, 6/1/53 7,662,787 7,568,727
5.0000%, 6/1/53 4,494,972 4,439,796
5.0000%, 6/1/53 6,065,180 5,993,680
5.0000%, 6/1/53 4,151,889 4,175,859
5.5000%, 6/1/53 1,910,269 1,915,302
5.5000%, 6/1/53 4,118,248 4,129,464
6.0000%, 6/1/53 2,730,518 2,769,527
6.0000%, 6/1/53 4,265,330 4,326,265
6.0000%, 6/1/53 3,267,199 3,313,875
6.5000%, 6/1/53 1,817,078 1,859,725
5.0000%, 7/1/53 15,125,034 15,212,357
5.0000%, 7/1/53 14,254,142 14,333,925

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 7/1/53 $ 45,912,920 $ 46,130,607
5.5000%, 7/1/53 13,004,265 13,095,708
5.5000%, 7/1/53 71,733,001 71,928,363
6.0000%, 7/1/53 56,224,607 57,027,845
6.5000%, 7/1/53 55,247,631 56,605,130
5.0000%, 8/1/53 14,765,205 14,861,940
5.0000%, 8/1/53 58,616,500 57,987,519
6.0000%, 8/1/53 10,711,066 11,022,485
6.5000%, 8/1/53 2,433,945 2,502,499
5.0000%, 9/1/53 19,681,852 19,470,657
5.0000%, 9/1/53 13,099,090 13,172,408
5.5000%, 9/1/53 2,391,466 2,427,312
5.5000%, 9/1/53 7,562,790 7,615,970
5.5000%, 9/1/53 22,385,841 22,721,384
6.0000%, 9/1/53 13,825,611 14,227,583
6.0000%, 9/1/53 11,459,803 11,758,802
6.0000%, 9/1/53 4,200,693 4,322,826
6.0000%, 9/1/53 8,169,941 8,383,103
6.0000%, 9/1/53 10,894,469 11,084,234
6.0000%, 9/1/53 9,571,898 9,842,142
6.0000%, 9/1/53 9,134,502 9,372,831
6.0000%, 9/1/53 8,776,299 8,929,169
6.5000%, 9/1/53 5,161,051 5,306,416
5.5000%, 10/1/53 2,988,276 3,009,289
5.5000%, 10/1/53 1,360,208 1,369,773
6.0000%, 10/1/53 23,747,919 24,161,572
6.0000%, 10/1/53 46,148,860 46,808,154
6.0000%, 10/1/53 2,666,574 2,713,022
6.5000%, 10/1/53 6,193,324 6,367,763
6.5000%, 10/1/53 79,102,341 82,370,161
6.5000%, 11/1/53 8,519,715 8,759,679
6.5000%, 11/1/53 16,983,219 17,507,219
6.5000%, 11/1/53 7,663,097 7,878,933
5.0000%, 12/1/53 7,781,861 7,830,376
FNMA, Other
3.0000%, 4/1/38 153,932 139,153
3.0000%, 9/1/42 243,055 219,807
3.0000%, 10/1/42 179,526 162,591
3.0000%, 1/1/43 307,739 278,304
3.0000%, 3/1/43 394,566 356,163
3.0000%, 5/1/43 90,276 81,489
3.0000%, 11/1/46 75,929 67,959
3.0000%, 2/1/57 1,600,287 1,399,112
2.5000%, 6/1/62 45,513,708 37,498,810
FNMA, REMIC
3.0000%, 7/25/28 428,294 412,055
SOFR30A + 0.5145%, 5.8591%, 4/25/32
‡
25,257 24,962
SOFR30A + 0.6645%, 6.0091%, 4/25/32
‡
12,419 12,360
SOFR30A + 0.6145%, 5.9591%, 9/25/33
‡
20,904 20,793
SOFR30A + 0.4145%, 5.7591%, 10/25/35
‡
20,779 20,478
SOFR30A + 0.4645%, 5.8091%, 4/25/36
‡
72,635 71,555
SOFR30A + 0.6345%, 5.9791%, 9/25/37
‡
20,699 20,524
SOFR30A + 0.5145%, 5.8591%, 9/25/40
‡
10,783 10,730

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC - (continued)
SOFR30A + 53.7407%, 0.0000%, 10/25/40
‡
$ 41,248 $ 63,136
SOFR30A + 0.5445%, 5.8891%, 11/25/40
‡
13,629 13,457
SOFR30A + 0.5145%, 5.8591%, 9/25/42
‡
9,494 9,259
SOFR30A + 0.4645%, 5.8091%, 10/25/42
‡
120,677 117,580
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 246,711
SOFR30A + 0.6145%, 5.9591%, 2/25/43
‡
32,732 32,351
SOFR30A + 0.8000%, 6.0000%, 9/25/52
‡
10,765,427 10,488,741
3.5000%, 1/25/61
(a)
22,119,907 4,360,121
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
376,104,255 302,947,088
2.5000%, TBA, 30 Year Maturity
(b)
1,115,742,096 938,273,274
3.0000%, TBA, 30 Year Maturity
(b)
555,942,411 486,658,644
3.5000%, TBA, 30 Year Maturity
(b)
119,142,482 108,444,917
4.5000%, TBA, 30 Year Maturity
(b)
25,939,533 25,056,266
5.0000%, TBA, 30 Year Maturity
(b)
159,070,563 157,102,224
5.5000%, TBA, 30 Year Maturity
(b)
37,318,400 37,421,772
FREMF Mortgage Trust , SOFR30A + 6.1145% , 11.4586% , 9/25/29 (144A)
‡
920,985 900,690
GCAT Trust , 6.5000% , 1/25/54 (144A)
‡
36,729,000 37,110,879
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.8476%, 8/16/29
‡
10,900 10,939
CME Term SOFR 1 Month + 0.5145%, 5.8511%, 7/20/34
‡
35,841 35,343
CME Term SOFR 1 Month + 0.4145%, 5.7476%, 8/16/34
‡
27,048 26,646
CME Term SOFR 1 Month + 0.3145%, 5.6511%, 6/20/35
‡
21,072 20,592
CME Term SOFR 1 Month + 0.2645%, 5.6011%, 8/20/35
‡
25,712 25,106
CME Term SOFR 1 Month + 0.4145%, 5.7511%, 4/20/37
‡
9,243 9,058
CME Term SOFR 1 Month + 0.4245%, 5.7611%, 6/20/37
‡
25,023 24,545
CME Term SOFR 1 Month + 0.4345%, 5.7711%, 7/20/37
‡
38,865 37,995
CME Term SOFR 1 Month + 0.6145%, 5.9511%, 10/20/37
‡
12,629 12,417
CME Term SOFR 1 Month + 0.6145%, 5.9511%, 10/20/37
‡
30,603 29,937
CME Term SOFR 1 Month + 0.6145%, 5.9511%, 2/20/38
‡
50,217 49,610
CME Term SOFR 1 Month + 0.6145%, 5.9511%, 2/20/38
‡
24,964 24,673
CME Term SOFR 1 Month + 0.7145%, 6.0525%, 1/16/40
‡
8,457 8,379
CME Term SOFR 1 Month + 0.4645%, 5.8011%, 6/20/40
‡
534 528
CME Term SOFR 1 Month + 0.5445%, 5.8825%, 10/16/40
‡
34,680 34,413
0.0000%, 5/16/41
¤
4,029,685 3,065,240
CME Term SOFR 1 Month + 0.4145%, 5.7511%, 7/20/41
‡
16,537 16,357
SOFR30A + 1.3000%, 6.5000%, 8/20/53
‡
9,866,139 9,887,751
GNMA II, 30 Year
4.5000%, 2/20/48 1,146,879 1,132,707
4.0000%, 5/20/48 261,030 251,701
4.0000%, 6/20/48 881,394 849,894
4.5000%, 7/20/48 133,391 131,651
4.5000%, 11/20/48 168,915 166,711
5.0000%, 1/20/49 9,816 9,886
GNMA II, Other
4.0000%, 2/20/49 175,769 165,311
4.0000%, 4/20/49 153,566 144,429
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
25,296,414 21,881,803
3.0000%, TBA, 30 Year Maturity
(b)
175,024,962 156,778,610
3.5000%, TBA, 30 Year Maturity
(b)
49,076,377 45,321,249
4.0000%, TBA, 30 Year Maturity
(b)
107,413,688 102,032,477
4.5000%, TBA, 30 Year Maturity
(b)
108,461,488 105,628,257

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, Single Family, 30 Year - (continued)
5.0000%, TBA, 30 Year Maturity
(b)
$ 134,546,194 $ 133,679,851
5.5000%, TBA, 30 Year Maturity
(b)
150,428,288 151,524,910
Imperial Fund Mortgage Trust , 5.9410% , 2/25/68 (144A)
Ç
4,307,657 4,285,583
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.7003%, 10/25/57 (144A)
‡
9,054,709 9,098,443
CME Term SOFR 1 Month + 2.6145%, 7.9503%, 10/25/57 (144A)
‡
2,470,123 2,476,764
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
561,438 494,855
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
6.2484% , 4/15/38 (144A)
‡
3,984,664 3,960,552
MHC Trust , CME Term SOFR 1 Month + 0.9645% , 6.2975% , 5/15/38 (144A)
‡
2,703,022 2,679,114
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,692,168
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,157,881
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
13,196,080 13,318,706
7.1080%, 9/25/43 (144A)
‡
5,955,555 6,061,618
7.4630%, 11/25/43 (144A)
‡
5,658,410 5,808,793
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 8,500,000 8,505,794
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
761,165 662,942
4.0000%, 9/25/49 (144A)
‡
100,705 92,727
SREIT Trust
CME Term SOFR 1 Month + 0.8453%, 6.1784%, 11/15/38 (144A)
‡
5,741,177 5,680,784
CME Term SOFR 1 Month + 1.1943%, 6.5274%, 11/15/38 (144A)
‡
4,784,314 4,728,053
Towd Point Mortgage Trust , 6.7500% , 7/25/63 (144A)
‡
3,365,779 3,403,407
Verus Securitization Trust , 6.9677% , 12/25/68 (144A)
Ç
6,388,960 6,440,944
Total Mortgage-Backed Securities (cost $6,136,134,953) 6,167,494,119
Investment Companies - 1.4%
Money Market Funds - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $51,341,374) 51,331,108 51,341,374
Total Investments (total cost $6,445,741,228 ) - 174.1% 6,478,158,273
Liabilities, net of Cash, Receivables and Other Assets - (74.1%) (2,757,176,508)
Net Assets - 100.0% $3,720,981,765
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,478,158,273 100.0%
$ – – %
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (45.5)%
Mortgage-Backed Securities - (45.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
$ (383,867,320) $ (361,273,273)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(51,538,123) (49,783,198)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(359,526,011) (355,077,236)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(339,846,593) (340,787,969)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(329,454,446) (333,981,150)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(244,529,000) (250,250,979)
Total Securities Sold Short (proceeds $1,684,859,280) $ (1,691,153,805)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2024

Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (1,691,153,805) 100.0%
$– – %
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 1.4%
Money Market Funds - 1.4%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
$ 91,443,297 $ 1,007,437,842 $ (1,047,539,766) $ – $ 1 $ 51,341,374 $ 2,566,438
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 3,317 3/28/24 $ 359,531,703 $ 3,704,709
Total - Futures Long 3,704,709
Futures Short:
U.S. Treasury 10 Year Notes 1,064 3/19/24 (119,517,125) (2,283,677)
U.S. Treasury 10 Year Ultra Bonds 2,657 3/19/24 (310,536,875) (7,611,705)
U.S. Treasury Ultra Bonds 270 3/19/24 (34,889,063) (1,879,858)
Total - Futures Short (11,775,240)
Total $(8,070,531)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2024
Futures contracts:
Average notional amount of contracts - long $330,008,847
Average notional amount of contracts - short 475,801,360

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $615,030,913 which represents 16.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 259,322,780 $ —
Mortgage-Backed Securities — 6,167,494,119 —
Investment Companies — 51,341,374 —
Total Investments in Securities $ — $ 6,478,158,273 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 3,704,709 $ — $ —
Total Assets $ 3,704,709 $ 6,478,158,273 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 1,691,153,805 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 11,775,240 $ — $ —
Total Liabilities $ 11,775,240 $ 1,691,153,805 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70334 03-24